Revenue (Details) £ in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / lb	Dec. 31, 2021 USD ($) $ / lb	Dec. 31, 2020 USD ($)	Mar. 31, 2023 GBP (£) $ / lb	Mar. 31, 2022 GBP (£) $ / lb
Revenue
Sale of commodities - Copper	$ 62,657	$ 73,780	$ 211,152	$ 260,673	$ 192,008
Sale of by product - Silver	2,570	2,736	8,553	12,707	10,175
Total	65,227	76,516	219,705	273,380	202,183
Impact on revenue recognized due to the changes in pricing of copper for the sales provisionally priced	$ 1,098	$ 2,155	760	2,441	$ (2,364)
Provisionally priced copper sales			$ 29,548	$ 37,012		£ 15,458	£ 25,282
Average price per pound of provisionally priced copper sales | $ / lb			2.75	4.34		2.97	3.33